Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Basic and diluted net income (loss) per common stock				$ (0.01)
Common Class A [Member]
Allocation of net income (loss)	$ 851,680					$ (529,032)
Basic and diluted weighted average common stock outstanding	5,800,000					5,353,846
Basic and diluted net income (loss) per common stock	$ 0.15	$ (0.22)	$ (0.03)		$ (0.26)	$ (0.10)
Common Class B [Member]
Allocation of net income (loss)	$ 211,085					$ (140,619)
Basic and diluted weighted average common stock outstanding	1,437,500					1,423,077
Basic and diluted net income (loss) per common stock	$ 0.15	$ (0.22)	$ (0.03)		$ (0.26)	$ (0.10)